Goodwill and Intangible assets, net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible assets, net	Goodwill and Intangible assets, net
Goodwill
The following table represents the changes to goodwill:

Carrying Amount

Balance as of December 31, 2020	$2,868
Additions from acquisitions	8,450
Balance as of December 31, 2021	$11,318
Additions from acquisitions	2,036
Adjustments during the measurement period	(487)
Balance as of December 31, 2022	$12,867
Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31, 2021		December 31, 2022
	Intangible Assets	Weighted- Average Remaining Useful Life	Intangible Assets	Weighted- Average Remaining Useful Life
Developed technology	$797	2.21	$2,832	1.93
Customer relationships	17	3.00	440	2.69
Database	208	1.96	208	1.00
User panel	11,202	2.87	11,202	1.92
Brand name	—	0	59	1.38
Total intangible assets	12,224	2.51	14,741	1.78
Less: accumulated amortization	(607)		(5,180)
Total intangible assets, net	$11,617		$9,561

Amortization expenses amounted to $607 and $4,573, for the years ended December 31, 2021 and 2022.
As of December 31, 2022, the expected future amortization expenses for the intangible assets are as follows:

Years ending December 31,
2023	$4,776
2024	4,092
2025	509
2026	$184
Total	$9,561